Long-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Oct. 31, 2017 USD ($)
Long-Term Borrowings (Details) [Line Items]
Loan						¥ 15,000
Interest rate		12.24%				6.00%
Borrowings			¥ 2,500
Loan repaid		¥ 2,890
Third party loan		7,950
Long-term borrowing current		3,618
Long-term borrowing non current		1,442
Commercial Bank Loan [Member]
Long-Term Borrowings (Details) [Line Items]
Loan payable		¥ 9,800
Interest rate		7.92%
Innoven Capital China Pte., Ltd. [Member]
Long-Term Borrowings (Details) [Line Items]
Credit facility agreement				¥ 13,750	¥ 3,440		¥ 32,530	$ 5,000
Interest rate							9.50%	9.50%
Dongyi Yuanda [Member]
Long-Term Borrowings (Details) [Line Items]
Loan from bank	¥ 13,000
Annual interest rate	7.03%
Annual interest rate changed	5.00%
Loan repaid	¥ 8,000
Long term debt maturity 2021	1,000
Long term debt maturity 2022	¥ 3,000